Stock And Unit-Based Compensation - Summary of Profits Interests Award Activity (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	1,910,796	1,454,148
Granted	1,095,067	496,763
Vested	271,710	193,375
Cancelled and forfeited	(60,947)	(40,115)
Ending balance		1,910,796
Conversion-Profits Interests	(2,944,916)
Vested outstanding -Profits Interests		389,531
Beginning balance	$ 12.68	$ 2.35
Granted	55.03	42.35
Vested	4.79	2.32
Cancelled and forfeited	9.75	5.74
Ending balance		$ 12.68
Conversion	$ 28.49
Hurdle Value One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	111,076
Ending balance		111,076
Hurdle Value	$ 265,158	$ 234,834
Hurdle Value Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	160,492
Ending balance		160,492
Hurdle Value	$ 346,107	$ 306,706
Hurdle Value Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	45,275
Ending balance		45,275
Hurdle Value	$ 386,277	$ 342,451
Hurdle Value Four [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	265,374
Ending balance		265,374
Hurdle Value	$ 685,350	$ 608,955
Hurdle Value Five [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	462,292
Ending balance		462,292
Hurdle Value	$ 782,361	$ 645,000
Hurdle Value Six [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	521,225
Ending balance		521,225
Hurdle Value	$ 922,500	$ 697,700
Hurdle Value Seven [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	345,062
Ending balance		345,062
Hurdle Value	$ 1,582,500	$ 1,310,000
Hurdle Value Eight [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning balance	1,910,796
Ending balance		1,910,796